Significant Accounting Policies and Estimates (Details Textual) - USD ($)	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017
Significant Accounting Policies [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment		14,510,126	18,847,613
Research and Development Expense	$ 9,297	$ 411,741	$ 73,319
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			17,502,943
Stock Issued During Period, Shares, Other			6,198,307
Stock Issued During Period, Value, Other			$ 6,675,000